LEASE COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Components of lease expense and supplemental information related to lease

The table below presents information for lease costs related to our operating leases at June 30, 2020:

Operating lease cost:
Amortization of leased assets	$87,798
Interest of lease liabilities	9,180
Total operating lease cost	$96,978

The table below presents information for lease costs related to our operating leases at December 31, 2019:

Operating lease cost:
Amortization of leased assets	$52,692
Interest of lease liabilities	5,716
Total operating lease cost	$58,408

Maturities of lease liabilities

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the condensed consolidated balance sheet at June 30, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$47,456
2021	59,291
Thereafter	29,086
Total	135,832
Amount representing imputed interest	(5,732)
Total operating lease liability	130,101
Current portion of operating lease liability	89,950
Operating lease liability, non-current	$40,151

The following table presents a reconciliation of the undiscounted future minimum lease payments, under the leases for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2019:

Undiscounted Future Minimum Lease Payments	Operating Lease

2020	$87,734
2021	59,291
Thereafter	25,911
Total	172,936
Amount representing imputed interest	(9,196)
Total operating lease liability	163,740
Current portion of operating lease liability	(81,502)
Operating lease liability, non-current	$82,238

Canfield [Member]
Components of lease expense and supplemental information related to lease

The Company recognized $27,504 in lease expense during each of the years ended December 31, 2019 and 2018.

Remaining lease term at December 31, 2019 (in months)	9
Discount rate	5%

Year Ended December 31, 2019
Operating lease expense	$27,504
Cash paid for amounts included in measurement of lease liability	$27,504

Supplemental balance sheet information related to leases

The supplemental balance sheet information related to leases for the period is as follows:

Right-of-Use Asset
ROU Asset, January 1, 2019	$43,677
Amortization of ROU Asset	(24,959)
ROU Asset, December 31, 2019	$18,718

Maturities of lease liabilities

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Payments
2020	$20,628
Less: Imputed interest/present value discount	(1,910)
Present value of lease liability at December 31, 2019	$18,718